December 4, 2007

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re: Evergreen Select Equity Trust (the "Trust")

Evergreen Equity Index Fund (the "Fund")

Post-Effective Amendment No. 35 to Registration Statement

No. 333-36047/811-08363

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Fund’s prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 35 to Registration Statement No. 333-36047/811-08363) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 26, 2007.

If you have any questions or would like further information, please call me at (617) 210-3626.

Very truly yours,

/s/ Derrick E. Belka

Derrick E. Belka